SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jul. 31, 2024	Jun. 28, 2024	May 28, 2024	Mar. 15, 2024	Feb. 23, 2024	Aug. 02, 2023	Mar. 30, 2023	Jan. 13, 2023	Jan. 10, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued						2,083,333	5,681,820	1,234,568	1,625,000
Proceeds from issuing shares						$ 1,000,000	$ 5,000,000	$ 1,000,000	$ 1,300,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		108,085	102,041	1,727,941	1,300,000
Proceeds from issuing shares		$ 250,000	$ 100,000	$ 2,350,000	$ 1,300,000
Nonadjusting event [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	500,000
Proceeds from issuing shares	$ 1,250,000